Acquisitions - August 2014 Acquisition (Details) $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 21, 2014 USD ($) a	Sep. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Acquisitions
Acquisition transaction expenses		$ 345	$ 345	$ 6,000	$ 6,000
August 2014 Acquisition
Acquisitions
Acres acquired | a	6,400
Consideration given
Cash	$ 297,112
Total consideration given	297,112
Allocation of Purchase Price
Proved oil and gas properties	167,826
Unproved oil and gas properties	132,568
Total fair value of oil and gas properties acquired	300,394
Working capital	(1,787)
Asset retirement obligations	(1,495)
Fair value of net assets acquired	297,112
Working capital acquired was estimated as follows:
Accounts receivable	9,065
Well equipment inventory	503
Revenue payable	(4,967)
Production taxes payable	(1,688)
Accrued liabilities	(4,700)
Total Working capital	$ (1,787)
August 2014 Acquisition | General and administrative expense
Acquisitions
Acquisition transaction expenses					$ 0	$ 400